Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2023
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Summary of Cash And Cash Equivalents

	June 30, 2023	December 31, 2022
(in $ millions)	$	$
Short-term deposits	362	504
Cash at banks and on hand	1,920	1,448
Cash and cash equivalents in the statement of financial position	2,282	1,952